Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Restricted cash	$ 22,395		$ 38,194
Allownace for doubtful accounts	26,553		24,702
Impaiement expenses
Severance expenses	7,419		24,000
Cumulative research and development grants received	150,678
Revenues	232,274		175,823
Israeli Innovation Authority [Member]
Revenues
NIS [Member]
Restricted cash | ₪				₪ 72,000	₪ 132,000
Cumulative research and development grants received | ₪		₪ 484,429